Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Product revenues	$ 0	$ 10,938	$ 140,371	$ 77,933	$ 84,518	$ 53,278	$ 0
Costs and expenses
Product costs	0	8,874	120,605	72,393	78,155	50,777	0
Sales and marketing	206,256	64,971	381,637	222,999	297,687	799,009	860,365
Research and development	446,582	804,758	1,923,512	2,663,397	3,458,564	3,371,767	3,429,400
General and administrative	2,346,754	1,852,362	7,489,622	5,067,226	6,615,908	5,063,824	3,775,289
Total costs and expenses	2,999,592	2,730,965	9,915,376	8,026,015	10,450,314	9,285,377	8,065,054
Operating loss	(2,999,592)	(2,720,027)	(9,775,005)	(7,948,082)	(10,365,796)	(9,232,099)	(8,065,054)
Other income (expense)
Gain on disposal of equipment	0	0	8,548	11,745	13,233	941	2,861
Interest expense	(17,933)	(5,169)	(45,483)	(15,854)	(22,257)	(21,537)	(402,554)
Other income (expense), net	(697)	(1,832)	3,055	(5,773)	(7,239)	(5,952)	(5,914)
Total other income (expense)	(18,630)	(7,001)	(33,880)	(9,882)	(16,263)	(26,548)	(405,607)
Net loss	(3,018,222)	(2,727,028)	(9,808,885)	(7,957,964)	(10,382,059)	(9,258,647)	(8,470,661)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(38,892)	84,711	133,448	(113,218)	(360,302)	72,388	(59,840)
Total other comprehensive income (loss)	(38,892)	84,711	133,448	(113,218)	(360,302)	72,388	(59,840)
Comprehensive loss	(3,057,114)	(2,642,317)	(9,675,437)	(8,071,182)	(10,742,361)	(9,186,259)	(8,530,501)
Earnings Per Share [Abstract]
Net loss	$ (3,018,222)	$ (2,727,028)	$ (9,808,885)	$ (7,957,964)	(10,382,059)	(9,258,647)	(8,470,661)
Inducement to exercise common stock warrants					(1,822,873)	0	0
Net loss available to common shareholders					$ (12,204,932)	$ (9,258,647)	$ (8,470,661)
Basic and diluted net loss per share attributable to common shareholders (in dollars per share)	$ (0.14)	$ (0.21)	$ (0.50)	$ (0.64)	$ (0.94)	$ (1.06)	$ (1.60)
Weighted average number of common shares -basic and diluted (in shares)	21,604,072	12,848,376	19,556,607	12,528,995	13,028,760	8,772,494	5,303,114